Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2025
Trade and other current payables [abstract]
Accrued Expenses and Other Expenses
10.
ACCRUED EXPENSES AND OTHER PAYABLES

The table below shows the breakdown of the accrued expenses and other payables by category:

	As of June 30, 2025	As of December 31, 2024
Product development related expenses	15,928	13,702
Personnel related expenses	2,347	3,696
General and administration related expenses	660	749
Other payables	987	51
Total	19,922	18,198

The increase in product development-related accrued expenses as of June 30, 2025 relative to the prior year-end primarily reflects continued advancement of the Company’s development pipeline, notably the two Phase 3 clinical trials under the OCS-01 DIAMOND program. The decrease in accrued personnel related expenses as compared to the prior year end was primarily related to the payout of bonus amounts accrued as of December 31, 2024. Accrued general and administrative related expenses decreased due to transaction costs incurred during the first quarter of 2025 related to the February 2025 underwritten offering.